Inventories (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories [Abstract]
Raw material reserves	$ 1,934	$ 2,488
Products-in-progress reserves	66,122	71,468
Finished product reserves	12,874	14,218
Total	$ 80,930	$ 88,174	$ 105,282	$ 96,284